PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	* Prior period comparatives have been reclassified to conform with the current period presentationPROPERTY AND EQUIPMENT
The following table summarizes the movement in the net book value of property and equipment for the six-month period ended
June 30:

	2026	2025*

Balance as of January 1	849	624

Additions	120	140
Acquisitions*	53	1
Disposals and write off	(1)	(2)
Depreciation	(78)	(66)
Impairment	(4)	(4)
Translation adjustment	(47)	6
Modifications and reassessments	57	47

Balance as of June 30	949	746
*Acquisitions for six-month period ended June 30, 2026  of US$53 comprise property and equipment for the six solar power plants acquisition
(US$49), the SUNVIN 11 acquisition (US$2) and the ISP Shtorm LLC acquisition (US$2). Acquisitions for the six-month period ended June 30,
2025 of US$1 comprise property and equipment related to the Uklon acquisition. See Note 5 for further details.